Other Liabilities - Non-Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other non-current liabilities
Reserve for uncertain tax positions	$ 51	$ 38
Restructuring	34	28
Contract liabilities	23	25
Other	48	34
Total other non-current liabilities	$ 156	$ 125